Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Consolidated Balance Sheets [Abstract]
Interest-earning deposits in other banks, fair value		¥ 4,365
Receivables under resale agreements, fair value	26,056	26,192
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	10,573,642	8,251,723
Trading account assets that are measured at fair value, under fair value option	15,758,131	11,917,000
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	2,859,124	1,297,912
Securities being held to maturity pledged that secured parties are permitted to sell or repledge	741,560	959,241
Securities being held to maturity that are measured at estimated fair value	2,430,689	3,058,998
Loans, net of unearned income, unamortized premiums and deferred loan fees, assets pledged that secured parties are permitted to sell or repledge	2,491,281	3,246,293
Other short-term borrowings that are measured at fair value under fair value option	24,951	673
Long-term debt that are measured at fair value under fair value option	524,758	575,969
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 390,001
Preferred stock, stated value	¥ 0	¥ 0
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,154,534,220	14,150,894,620
Common stock, stated value	¥ 0	¥ 0
Treasury stock, shares	10,471,043	16,723,747